CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017
OPERATING ACTIVITIES:
Net loss	$ (16,521)	$ (2,445)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	256	199
Share-based compensation expense	166	41
Interest expense on convertible promissory notes	0	3
Changes in operating assets and liabilities
Accounts receivable	(891)	1,887
Prepaid expense and other assets	644	135
Accounts payable	838	(1,149)
Accrued liabilities	1,764	(116)
Deferred revenue	5,542	(2,286)
Net cash used in operating activities	(8,202)	(3,731)
INVESTING ACTIVITIES:
Proceeds from maturities of short-term investments	22,253	0
Purchases of short-term investments	(9,211)	0
Acquisition of property and equipment	(1,000)	(16)
Net cash provided by (used in) investing activities	12,042	(16)
FINANCING ACTIVITIES
Proceeds from issuance of convertible promissory notes	0	5,489
Proceeds from exercise of share options	351	0
Net cash provided by financing activities	351	5,489
NET INCREASE IN CASH, CASH EQUIVALENTS AND RESTRICTED CASH	4,191	1,742
Cash and cash equivalents at beginning of the period	25,238	8,345
Cash and cash equivalents at end of the period	29,429	10,087
Supplemental disclosure of cash flow information
Cash paid for interest	0	0
Cash paid for income taxes	0	0
Non-cash investing and financing activities
Sale of intangible assets for equity investment	590	0
Release of repurchase liability for restricted shares	37	0
Purchase of property and equipment in accounts payable	$ 150	$ 81